Information: Condensed Financial Statements of the Company - Schedule of Condensed Statement of Operations and Comprehensive Income/(Loss) (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses
General and administrative expenses	¥ (2,647,144)	$ (362,657)	¥ (1,292,974)	¥ (2,360,615)
Total operating expenses	(2,647,144)	(362,657)	(1,292,974)	(2,360,615)
Other income	18	2	336	12,107
Equity in loss of subsidiaries and VIEs, net	(21,980,540)	(3,011,322)	(125,338,010)	(5,441,353)
Loss from subsidiaries and VIEs	(21,980,522)	(3,011,320)	(125,337,674)	(5,429,246)
Net loss	(24,627,666)	(3,373,977)	(126,630,648)	(7,789,861)
Net loss attributable to Lixiang Education Holding Co., Ltd. shareholders	(24,627,666)	(3,373,977)	(126,630,648)	(7,789,861)
Other comprehensive income
Other comprehensive income, net of nil tax	3,809,859	521,949	2,970,553	18,057,155
Comprehensive income/(loss)	¥ (20,817,807)	$ (2,852,028)	¥ (123,660,095)	¥ 10,267,294